Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current
- secured (Notes (i)&(ii)&(iii))	¥ 511	¥ 596
- unsecured	8,911	5,427
Long-term bank borrowings	9,422	6,023
- unsecured (Note (iv))	4,655	10,000
- unsecured (Note (v))	1,599	4,696
Non-current borrowings	15,676	20,719	[1]
Current
- secured (Notes (i)&(ii)&(iii))	94	208
- unsecured	808	3,734
Short-term borrowings - unsecured	20,739	20,626
Ultra short-term financing bills - unsecured	4,000
Current borrowings except current portion of corporate bond	25,641	24,568
Current portion of corporate bond
- unsecured (Note (iv))	13,100	3,000
Current borrowings	38,741	27,568	[1]
Borrowings
Total borrowings	54,417	48,287
Within 1 year [member]
Borrowings
Total borrowings	38,741	27,568
After 1 year but within 2 years [member]
Borrowings
Total borrowings	7,757	9,126
After 2 years but within 5 years [member]
Borrowings
Total borrowings	6,004	11,566
After 5 years [member]
Borrowings
Total borrowings	¥ 1,915	¥ 27

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).